Exhibit 99.10

Monthly Investor Report: Verizon Master Trust - VZMT 2024-6

Collection Period	June 2025
Payment Date	07/21/2025
Transaction Month	10
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	8/20/27	08/20/2030	$1,069,212,000.00		4.17%			4.17%
Class A-1b	8/20/27	08/20/2030	$267,300,000.00	31	SOFR +0.67%	07/14/2025	4.34262%	5.01%
Class B	8/20/27	08/20/2030	$102,180,000.00		4.42%			4.42%
Class C	8/20/27	08/20/2030	$61,308,000.00		4.67%			4.67%

Total			$1,500,000,000.00

Series 2024-6 Allocation % x Group One Available Funds								$102,697,389.78
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$102,697,389.78

Beginning of Period Reserve Account Balance								$16,348,773.84
Required Reserve Amount								$16,348,773.84
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$16,348,773.84

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$109.60	$109.60	$0.00	$0.00		$102,697,280.18
Owner Trustee Fee			$328.80	$328.80	$0.00	$0.00		$102,696,951.38
Asset Representations Reviewer Fee			$57.56	$57.56	$0.00	$0.00		$102,696,893.82
Supplemental ARR Fee			$230.25	$230.25	$0.00	$0.00		$102,696,663.57
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$102,695,413.57
Servicing Fee			$1,142,527.09	$1,142,527.09	$0.00	$0.00		$101,552,886.48
Class A-1a Note Interest			$3,715,511.70	$3,715,511.70	$0.00	$0.00		$97,837,374.78
Class A-1b Note Interest			$1,153,779.81	$1,153,779.81	$0.00	$0.00		$96,683,594.97
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$96,683,594.97
Class B Note Interest			$376,363.00	$376,363.00	$0.00	$0.00		$96,307,231.97
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$96,307,231.97
Class C Note Interest			$238,590.30	$238,590.30	$0.00	$0.00		$96,068,641.67
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$96,068,641.67
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$96,068,641.67
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$96,068,641.67
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$96,068,641.67
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$96,068,641.67
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$96,068,641.67
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$96,068,641.67
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$96,068,641.67
Class R Interest			$96,068,641.67	$96,068,641.67	$0.00	$0.00		$0.00

Total			$102,697,389.78	$102,697,389.78	$0.00	$0.00

Total Priority Principle Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$3,715,511.70	$0.00	$0.00	$3,715,511.70
Class A-1b			$0.00	$0.00	$1,153,779.81	$0.00	$0.00	$1,153,779.81
Class B			$0.00	$0.00	$376,363.00	$0.00	$0.00	$376,363.00
Class C			$0.00	$0.00	$238,590.30	$0.00	$0.00	$238,590.30

Total			$0.00	$0.00	$5,484,244.81	$0.00	$0.00	$5,484,244.81

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.48	$0.00	$3.48	$1,069,212,000.00	1.00	$1,069,212,000.00	1.00
Class A-1b	$1,000.00	$4.32	$0.00	$4.32	$267,300,000.00	1.00	$267,300,000.00	1.00
Class B	$1,000.00	$3.68	$0.00	$3.68	$102,180,000.00	1.00	$102,180,000.00	1.00
Class C	$1,000.00	$3.89	$0.00	$3.89	$61,308,000.00	1.00	$61,308,000.00	1.00

Total	$1,000.00	$3.66	$0.00	$3.66	$1,500,000,000.00	1.00	$1,500,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$750,000,000.00			$750,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.